Basis of Preparation and Summary of Significant Accounting Policies - Reconciliation of Closing Allowance for Credit Losses in Accordance with IAS 39 (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Nov. 01, 2017	Oct. 31, 2017
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses	$ 23	$ 23
IFRS9 [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			$ 1,800
IFRS9 [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			465
IFRS9 [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			527
IFRS9 [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			808
IFRS9 [member] | Residential mortgages [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			222
IFRS9 [member] | Residential mortgages [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			151
IFRS9 [member] | Residential mortgages [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			28
IFRS9 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			43
IFRS9 [member] | Personal [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			476
IFRS9 [member] | Personal [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			110
IFRS9 [member] | Personal [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			164
IFRS9 [member] | Personal [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			202
IFRS9 [member] | Credit Cards [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			514
IFRS9 [member] | Credit Cards [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			0
IFRS9 [member] | Credit Cards [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			101
IFRS9 [member] | Credit Cards [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			413
IFRS9 [member] | Business and government [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			588
IFRS9 [member] | Business and government [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			204
IFRS9 [member] | Business and government [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			234
IFRS9 [member] | Business and government [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			150
IFRS9 [member] | Loans [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			1,687
IFRS9 [member] | Loans [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			465
IFRS9 [member] | Loans [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			474
IFRS9 [member] | Loans [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			748
IFRS9 [member] | Undrawn credit facilities and other off-balance sheet exposures [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			113
IFRS9 [member] | Undrawn credit facilities and other off-balance sheet exposures [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			0
IFRS9 [member] | Undrawn credit facilities and other off-balance sheet exposures [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			53
IFRS9 [member] | Undrawn credit facilities and other off-balance sheet exposures [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			60
IFRS9 [member] | Debt securities measured at FVOCI [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			49
IFRS9 [member] | Debt securities measured at FVOCI [member] | Stage 3 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			0
IFRS9 [member] | Debt securities measured at FVOCI [member] | 12-month expected credit losses [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			14
IFRS9 [member] | Debt securities measured at FVOCI [member] | Lifetime expected credit losses [member] | Stage 1 and 2 allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			35
Remeasurements [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			63
Remeasurements [member] | Residential mortgages [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			19
Remeasurements [member] | Personal [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			(19)
Remeasurements [member] | Credit Cards [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			128
Remeasurements [member] | Business and government [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			(65)
Remeasurements [member] | Loans [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			69
Remeasurements [member] | Undrawn credit facilities and other off-balance sheet exposures [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			(6)
Remeasurements [member] | Debt securities measured at FVOCI [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses			$ 49
IAS 39 [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				$ 1,737
IAS 39 [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				192
IAS 39 [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				1,545
IAS 39 [member] | Residential mortgages [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				203
IAS 39 [member] | Residential mortgages [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				2
IAS 39 [member] | Residential mortgages [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				201
IAS 39 [member] | Personal [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				495
IAS 39 [member] | Personal [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				7
IAS 39 [member] | Personal [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				488
IAS 39 [member] | Credit Cards [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				386
IAS 39 [member] | Credit Cards [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				0
IAS 39 [member] | Credit Cards [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				386
IAS 39 [member] | Business and government [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				653
IAS 39 [member] | Business and government [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				183
IAS 39 [member] | Business and government [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				470
IAS 39 [member] | Loans [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				1,618
IAS 39 [member] | Loans [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				192
IAS 39 [member] | Loans [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				1,426
IAS 39 [member] | Undrawn credit facilities and other off-balance sheet exposures [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				119
IAS 39 [member] | Undrawn credit facilities and other off-balance sheet exposures [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				0
IAS 39 [member] | Undrawn credit facilities and other off-balance sheet exposures [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				119
IAS 39 [member] | Debt securities measured at FVOCI [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				0
IAS 39 [member] | Debt securities measured at FVOCI [member] | Individual Allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				0
IAS 39 [member] | Debt securities measured at FVOCI [member] | Collective allowance [member]
Disclosure of loans and allowance for credit losses [line items]
Allowance for loan losses				$ 0